Commitments and Contingencies (fuboTV Inc.)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies

Note 15 – Commitments and Contingencies

Litigation

The Company may be involved in certain legal proceedings that arise from time to time in the ordinary course of its business. Legal expenses associated with any contingency are expensed as incurred.

In connection with closed litigation on two separate matters that resulted in judgments against PEC, a majority interest of which was subsequently purchased by the Company, we have accrued $524,000 which remains on the balance sheet as a liability at March 31, 2020 and December 31, 2019. The Company, on behalf of its subsidiary, is in settlement discussions with the parties.

On August 27, 2018 plaintiff, Scott Meide, filed a pro se (unrepresented by counsel) complaint in the United States District Court for the Middle District of Florida, Jacksonville Division, against PEC, now a subsidiary of the Company, naming its former officers among others as defendants. The Company’s position is that the pro se Complaint is defamatory, without merit in fact or law and represents an extortive attempt to coerce payment under threat of reputational harm. The Company’s subsidiaries and affiliates filed a motion to dismiss on September 25, 2018. On July 24, 2019, all counts of the complaint were dismissed in favor of the Company’s subsidiaries and affiliates. Mr. Meide was afforded the opportunity to file an amended complaint for a portion of his claims, and such amendment was filed on September 24, 2019. On October 6, 2019, Judge Marcia Morales Howard ordered Mr. Meide’s amended complaint stricken, describing the filing as insufficient and having failed to identify facts necessary to support its allegations, and offering Mr. Meide “one final opportunity to properly state his claims” with an amended complaint. Mr. Meide’s third attempt to submit a sufficient complaint was filed on November 1, 2019. The Company’s subsidiaries and affiliates plan to reaffirm their motions to dismiss and the Company believes Mr. Meide’s final amended complaint will also be dismissed. The Company plans to the ask the court for an award of sanctions and attorney fees in connection with Mr. Meide’s filing of a frivolous lawsuit.

Note 16 - Commitments and Contingencies

Litigation

The Company may be involved in certain legal proceedings that arise from time to time in the ordinary course of its business. Legal expenses associated with any contingency are expensed as incurred. In connection with closed litigation on two separate matters that resulted in judgments against PEC, a majority interest of which was subsequently purchased by the Company, we have accrued $524,000 which remains on the balance sheet as a liability at December 31, 2019 and 2018. The Company, on behalf of its subsidiary, is in settlement discussions with the parties.

On August 27, 2018 plaintiff, Scott Meide, filed a pro se (unrepresented by counsel) complaint in the United States District Court for the Middle District of Florida, Jacksonville Division, against PEC, now a subsidiary of the Company, naming its former officers among others as defendants. The Company’s position is that the pro se Complaint is defamatory, without merit in fact or law and represents an extortive attempt to coerce payment under threat of reputational harm. The Company’s subsidiaries and affiliates filed a motion to dismiss on September 25, 2018. On July 24, 2019, all counts of the complaint were dismissed in favor of the Company’s subsidiaries and affiliates. Mr. Meide was afforded the opportunity to file an amended complaint for a portion of his claims, and such amendment was filed on September 24, 2019. On October 6, 2019, Judge Marcia Morales Howard ordered Mr. Meide’s amended complaint stricken, describing the filing as insufficient and having failed to identify facts necessary to support its allegations, and offering Mr. Meide “one final opportunity to properly state his claims” with an amended complaint. Mr. Meide’s third attempt to submit a sufficient complaint was filed on November 1, 2019. The Company’s subsidiaries and affiliates plan to reaffirm their motions to dismiss and the Company believes Mr. Meide’s final amended complaint will also be dismissed. The Company plans to the ask the court for an award of sanctions and attorney fees in connection with Mr. Meide’s filing of a frivolous lawsuit.

On June 25, 2018, prior to our acquisition of a majority interest in PEC, an office space vendor filed a complaint against such company (Case#: CIV1802192) in the Superior Court of the State of California, Marin County asserting breach of contract, breach of implied covenant of good faith and fair dealing, intentional misrepresentation, and negligent misrepresentation. The Company’s subsidiary then responded with affirmative defenses on September 27, 2018. The Company reached an out of court settlement on December 19, 2018 with the vendor and the case was dismissed on January 24, 2019. During the year ended December 31, 2019, the Company issued 18,935 shares of its common stock, at a fair value of approximately $0.1 million or $6.90 per share, in connection with this lease settlement.

fuboTV Inc. [Member]
Commitments and Contingencies

6. Commitments and contingencies

Leases

The Company entered into a lease agreement in April 2017 (the “Lease”) for approximately 10,000 square feet of office space in New York, NY. The lease commenced in April 2017 and the initial term of the lease is for a period of ten years with an option to renew for an additional five years. On January 30, 2018, the Company amended their lease agreement to add approximately 6,600 square feet of office space (“Additional Leased Space”). The lease term commenced in February 2018 and is effective through March 2021.

In February 2020, the Company entered into a sublease with Welltower, Inc. to lease approximately 6,300 square feet of office space in New York, NY. The lease commenced in March 2020 and is effective through July 30, 2021. The annual rent for the space is $455.

Rent expense for the three months ended March 31, 2020 and 2019 was $415 and $388, respectively.

Contingencies

From time to time, the Company may be involved in disputes or regulatory inquiries that arise in the ordinary course of business. When the Company determines that a loss is both probable and reasonably estimable, a liability is recorded and disclosed if the amount is material to the financial statements taken as a whole. When a material loss contingency is only reasonably possible, the Company does not record a liability, but instead discloses the nature and the amount of the claim, and an estimate of the loss or range of loss, if such an estimate can reasonably be made.

As of March 31, 2020 and December 31, 2019 there was no litigation or contingency with at least a reasonable possibility of a material loss.

6. Commitments and contingencies

Leases

The Company entered into a lease agreement in April 2017 (the “Lease”) for approximately 10,000 square feet of office space in New York, NY. The lease commenced in April 2017 and the initial term of the lease is for a period of ten years with an option to renew for an additional five years. The annual base rent is $745, with scheduled increases after the second and fourth anniversaries of the lease commencement. The Company received a leasehold improvement incentive from the landlord totaling $1,500 as of December 31, 2017. On January 30, 2018, the Company amended their lease agreement to add approximately 6,600 square feet of office space (“Additional Leased Space”). The lease term commenced in February 2018 and is effective through March 2021. The annual rent for the Additional Leased Space is $518. For scheduled rent escalation, the Company recognizes minimum rental expense on a straight-line basis over the term of the lease in the consolidated statements of operations and comprehensive loss. The difference between cash rent payments and rent expense is recorded as a deferred rent liability. The Company recorded the leasehold improvement incentive as a component of deferred rent and is amortizing the incentive on a straight-line basis as a reduction of rent expense over the term of the lease. Rent expense for the years ended December 31, 2019 and 2018 was $1,584 and $1,330, respectively.

Future minimum lease payments under non-cancellable operating leases are as follows:

Year Ending December 31:
2020	$1,283
2021	830
2022	778
2023	805
2024	805
Thereafter	2,110
Total minimum lease payments	$6,611

Affiliate Distribution Agreements

The Company is obligated under certain unconditional affiliate distribution agreements with television networks for the rights to distribute content. The future fixed and determinable payments under these agreements with initial terms of one year or more are as follows:

Year Ending December 31:
2020	$44,298
2021	15,900
Total minimum affiliate payments	$60,198

Contingencies

From time to time, the Company may be involved in disputes or regulatory inquiries that arise in the ordinary course of business. When the Company determines that a loss is both probable and reasonably estimable, a liability is recorded and disclosed if the amount is material to the financial statements taken as a whole. When a material loss contingency is only reasonably possible, the Company does not record a liability, but instead discloses the nature and the amount of the claim, and an estimate of the loss or range of loss, if such an estimate can reasonably be made.

As of December 31, 2019 and 2018 there was no litigation or contingency with at least a reasonable possibility of a material loss.